Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,776,354	₩ 2,304,784
Acquisition	146,457	1,974,752
Disposal	(24,195)	30,049
Transfer	497,300	233,683
Amortiza- tion	(802,871)	(688,322)
Impairment	(18,493)	(21,523)
Business combina- tion	14,122	3,029
Others	(1,709)
Ending balance	3,586,965	3,776,354
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,580,828	1,103,517
Acquisition		1,810,076
Amortiza- tion	(403,888)	(332,765)
Ending balance	2,176,940	2,580,828
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,834	26,576
Acquisition	3,689	5,338
Disposal	(972)	1,921
Transfer	200
Amortiza- tion	(8,001)	(9,159)
Ending balance	15,750	20,834
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,200	116,542
Acquisition	2,677	6,226
Disposal	(28)	148
Transfer	(5,635)	5,004
Amortiza- tion	(6,870)	(6,424)
Business combina- tion	4
Others	(1)
Ending balance	111,347	121,200
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,871	7,472
Acquisition	3,813	1,404
Disposal	(9)
Transfer	(793)	338
Amortiza- tion	(2,660)	(3,933)
Impairment	(1,119)	(410)
Ending balance	4,103	4,871
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,788	48,019
Acquisition	2,805	2,181
Disposal	(36)	50
Transfer	129	231
Amortiza- tion	(8,235)	(8,593)
Ending balance	36,451	41,788
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,652	7,175
Acquisition	1,054	499
Amortiza- tion	(3,671)	(4,051)
Business combina- tion		3,029
Ending balance	4,035	6,652
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	74,039	91,507
Acquisition	5,023	7,983
Disposal	(3,452)	7,624
Transfer	122
Impairment	(769)	(17,827)
Others	(1,349)
Ending balance	73,614	74,039
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	926,142	903,976
Acquisition	127,396	141,045
Disposal	(19,698)	20,306
Transfer	503,277	228,110
Amortiza- tion	(369,546)	(323,397)
Impairment	(16,605)	(3,286)
Business combina- tion	14,118
Others	(359)
Ending balance	₩ 1,164,725	₩ 926,142